Warrants	12 Months Ended
Dec. 31, 2022
Warrants
Warrants

Note 10—Warrants

Series E Warrants – As part of the pre-funding Series E raise during 2018, the Company issued to the Series E unit holders a total of 844,000 Series E warrants, providing a right to purchase one unit each of Series E units at a price of $30.00 per unit any time prior to the third anniversary of the grant date. Grant dates ranged from April 30, 2018 to October 29, 2018. The Series E warrants were evaluated at issuance and were determined to be equity classified.

During 2019, the Company issued to the Series E unit holders a total of 240,725 Series E warrants, providing a right to purchase one unit each of Series E units at a price of $30.00 per unit any time prior to the second anniversary of the grant date. Grant dates ranged from July 9, 2019 to August 30, 2019. The Series E warrants were evaluated at issuance and were determined to be equity classified.

During 2021, the Company received $32.5 million from warrant holders in exchange for 1,083,008 Series E preferred units.

The following table summarizes Series E warrant activity as of and for the years ended December 31, 2022 and 2021:

	Number	Weighted Average Exercise Price Per Warrant
Outstanding – January 1, 2021	1,084,725	30.00
Granted	-	-
Exercised	(1,083,008)	30.00
Expired	(1,717)	30.00
Outstanding - December 31, 2021	-	-
Granted	-	-
Exercised	-	-
Expired	-	-
Outstanding - December 31, 2022	-	$-

Public Warrants and Private Warrants – In connection with the Closing, on August 15, 2022, the Company assumed a total of 30,016,851 outstanding warrants to purchase one share of the Company’s Class A Common Stock with an exercise price of $11.50 per share. Of these warrants, the 15,812,476 Public Warrants were originally issued in Founder’s initial public offering (the “IPO”) and 14,204,375 Private Warrants were originally issued in a private placement in connection with the IPO (Public Warrants and Private Warrants collectively, the “IPO Warrants”). The Private Warrants are identical to the Public Warrants, except the Private Warrants are exercisable on a cashless basis, at the holder’s option, and are non-redeemable by the Company so long as they are held by the initial purchasers or their permitted transferees. If the Private Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

In accordance with the guidance contained in ASC 815-40, Derivatives and Hedging – Contracts in an Entity’s Own Equity, the Company concluded that the IPO Warrants are not precluded from equity classification. Equity-classified contracts are initially measured at fair value (or allocated value). Subsequent changes in fair value are not recognized as long as the contracts continue to be classified in equity.

The IPO Warrants may only be exercised for a whole number of shares. No fractional shares will be issued upon exercise of the IPO Warrants. The IPO Warrants became exercisable on September 14, 2022, 30 days after the Closing and no IPO Warrants has been exercised through December 31, 2022. The IPO Warrants will expire five years from the Closing or earlier upon redemption.

The Company may redeem the Public Warrants and any Private Warrants no longer held by the initial purchaser thereof or its permitted transferee:

-	in whole and not in part;

-	at a price of $0.01 per Warrant;

-	upon not less than 30 days’ prior written notice to each IPO Warrant holder and

-	if and only if, the last reported price of the Class A Common Stock equals or exceeds $18.00 per share for any 20 trading days within a 30 trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the IPO Warrant holders.

Warrant Liabilities – Pursuant to the amended Term Loan agreement entered on October 15, 2021 (see Note 5), the Company concurrently entered into warrant agreements and issued the Term Loan Warrants, which granted the lender the right to purchase up to 62,003 of Holdings LLC’s common units at the exercise price of $0.01 any time prior to the earlier of the tenth anniversary of the issuance date of October 15, 2021, and certain triggering events, including a sale of Holdings LLC, Holding LLC’s initial public offering and a merger between Holdings LLC and a special purpose acquisition company (“SPAC”), where the warrants are fully redeemed or exchanged. The Company determined that the Term Loan Warrants required liability classification pursuant to ASC 480 Distinguishing Liabilities from Equity. As such, the outstanding Term Loan Warrants were recognized as warrant liabilities on the consolidated balance sheets and were measured at their inception date fair value and subsequently remeasured at each reporting period with changes being recorded as a component of other income (expense) on the consolidated statements of operations. The Term Loan Warrants were converted into Class A Common Stock and Class V Common Stock and reclassified from liability to the stockholders’ deficit upon the consummation of the Mergers. The Company measured the fair value of the Term Loan Warrants as of the issuance date, December 31, 2021 and the Closing Date, and recognized $0.7 million, $1.3 million and $1.8 million of warrant liabilities on the consolidated balance sheets, respectively. As of December 31, 2022, there were no outstanding Term Loan Warrants. The Company recorded the $0.5 million change in the fair value of the Term Loan Warrants between January 1, 2022 and the Closing Date and the $0.6 million change in the fair value between the issuance date and December 31, 2021 as a component of other expense on the consolidated statements of operations for the years ended December 31, 2022 and 2021, respectively.

Pursuant to the Subordinated Term Loan agreement entered on December 22, 2021 (see Note 5), the Company concurrently entered into warrant agreements and issued the Subordinated Term Loan Warrants under the condition that if the Company did not repay the Subordinated Term Loan on or prior to the original maturity date of December 22, 2022, the lender would receive right to purchase up to the number of Class A Common Stock worth $2.0 million, at the exercise price of $0.01 any time after the maturity date prior to the earlier of the date principal and interest on all outstanding term loans under this Subordinated Term Loan agreement are repaid, and the tenth anniversary of the issuance date. Additionally, if the Company did not repay the Subordinated Term Loan on or prior to the maturity date, the Subordinated Term Loan Warrants would be exercisable for additional $0.2 million of Class A Common Stock each additional full calendar month after the maturity date until the Company fully repays the principal and interest in cash. If the Company repaid the Subordinated Term Loan on or prior to the maturity date, the Subordinated Term Loan Warrants would automatically terminate and be voided and no Subordinated Term Loan Warrant would be exercisable.

On November 18, 2022, the Company entered into an amendment to the Subordinated Term Loan Warrants agreements, which (i) increased the number of Class A Common Stock the lender has the right to purchase with the Subordinated Term Loan Warrants to such number of Class A Common Stock worth $2.6 million, (ii) caused the Subordinated Term Loan Warrants to be immediately exercisable upon execution of the amended Subordinated Term Loan Warrants agreements, and (iii) increased the value of Class A Common Stock the Subordinated Term Loan Warrants will earn each additional full calendar month after March 22, 2023 to $0.25 million until the Company repays the Subordinated Term Loan in full.

The Company determined that the Subordinated Term Loan Warrants required liability classification pursuant to ASC 480 Distinguishing Liabilities from Equity. As such, the outstanding Subordinated Term Loan Warrants were recognized as warrant liabilities on the consolidated balance sheets and were measured at their inception date fair value and subsequently remeasured at each reporting period with changes being recorded as a component of other income (expense) on the consolidated statements of operations. On December 21, 2022, the outstanding Subordinated Term Loan Warrants were converted to Class A Common Stock and reclassified from liability to the stockholders’ deficit (the “Subordinated Term Loan Warrants Conversion Date”). The Company measured the fair value of the Subordinated Term Loan Warrants as of the issuance date, December 31, 2021 and the Subordinated Term Loan Warrants Conversion Date, and recognized $0.1 million, $0.1 million and $1.6 million of warrant liabilities on the consolidated balance sheets, respectively. As of December 31, 2022, there was no outstanding Subordinated Term Loan Warrants. The Company recorded the $1.5 million change in the fair value of the Subordinated Term Loan Warrants during the year ended December 31, 2022 as a component of other expense on the consolidated statement of operations for the year ended December 31, 2022. The impact to the consolidated statement of operations from the changes in the fair value of the Subordinated Term Loan Warrants was insignificant for the year ended December 31, 2021.

On November 30, 2022, the Company issued a pre-funded warrant for a purchase price of $6.0 million which was paid by the Yorkville Investor upon issuance (the “YA Warrant”). The YA Warrant is exercisable into $20.0 million of shares of Class A Common Stock at exercise price of $0.0001 per share any time on or after the earlier of (i) August 30, 2023, and (ii) the date upon which all of the YA Convertible Debentures (as defined in Note 13) to be issued have been fully repaid by the Company or fully converted into shares of Class A Common Stock. The Company determined that the YA Warrant required liability classification pursuant to ASC 480 Distinguishing Liabilities from Equity. As such, the outstanding YA Warrant was recognized as warrant liability on the consolidated balance sheets and were measured at its inception date fair value and subsequently remeasured at each reporting period with changes being recorded as a component of other income (expense) on the consolidated statements of operations. The Company measured the fair value of the YA Warrant as of the issuance date and December 31, 2022, and recognized $20.0 million and $20.0 million of warrant liability on the consolidated balance sheets, respectively. As of the YA Warrant issuance date, the Company recorded $14.0 million, the difference between the purchase price and fair value of the YA Warrant, as a component of other expense on the consolidated statement of operations. The fair value of the YA Warrant did not change during the year ended December 31, 2022. During the year ended December 31, 2022, the outstanding YA Warrant was not exercisable.

Pursuant to the YA SPA executed with the Yorkville Investor on November 30, 2022 (See Note 13), the Company committed to issue a warrant to an advisor for certain professional services provided in connection with the issuance of the facilities (the “Advisor Warrant”). The Advisor Warrant would grant the right to purchase up to 500,000 shares of Class A Common Stock at the exercise price of $0.01 any time prior to November 30, 2025. The Advisor Warrant was issued on January 16, 2023 (See Note 23). Prior to the issuance of the Advisor Warrant, pursuant to ASC 480 Distinguishing Liabilities from Equity, the Company recorded the related obligation as warrant liability on the consolidated balance sheets at its fair value as of the date the obligation incurred and subsequently remeasured at each reporting period with changes being recorded as a component of other income (expense) on the consolidated statements of operations. The Company measured the fair value of the Advisor Warrant as of November 30, 2022 and December 31, 2022, and recognized $1.0 million and $0.9 million of warrant liability on the consolidated balance sheets, respectively, with the difference of $0.1 million recorded as a component of other income on the consolidated statement of operations for the year ended December 31, 2022.